Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers		4,900,000
Number of reportable segments		1
Agent liability		$ 75,700		$ 95,300
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities		77,200		97,000		$ 114,700
Advertising costs		231,500		204,900		199,900
Service revenues		3,350,431		3,397,937		3,594,773
Other assets and deferred charges		172,212		251,259
Long-term debt, net		1,628,507		1,126,860
Effect of adoption of new ASUs
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Other assets and deferred charges				(25,000)
Long-term debt, net				(25,000)
Long-term
Accounts receivable
Unbilled allowance for credit losses		$ 5,537		6,065
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular		84.00%
Income taxes receivable		$ 33,100		74,300
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost		15,300		14,900		15,400
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost		10,900		10,600		10,400
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance		44,578	[1]	60,238	[1]	26,902
Additions, net of recoveries		105,745		101,282		98,864
Deductions		(99,080)		(116,942)		(65,528)
Allowance for doubtful accounts, ending balance	[1]	51,243		44,578		60,238
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue				$ 94,600
Service revenues		$ 58,200
Loyalty Rewards Program | Special issuance
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue						$ 43,500

[1]	In 2015 and 2014, balance includes an allowance of $5.5 million and $6.1 million, respectively, related to the long-term portion of unbilled equipment installment plan receivables.